Subsequent Events - Additional Information (Details) $ in Thousands, CAD in Millions	1 Months Ended
	Oct. 31, 2015 USD ($) shares	Oct. 31, 2015 CAD	Jul. 27, 2015 USD ($)	Dec. 31, 2015 USD ($)
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 60,000
Subsequent Event [Member] | Derivative [Member]
Debt Instrument, Periodic Payment, Total	$ 2,400
Subsequent Event [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity	700,000
Subsequent Event [Member] | Canadian Revolver [Member]
Debt Instrument, Periodic Payment, Total	11,400	CAD 15.2
Subsequent Event [Member] | Senior Notes Due 2023 [Member]
Debt Instrument, Face Amount	$ 300,000
Debt Instrument, Interest Rate, Stated Percentage	6.375%
Subsequent Event [Member] | Term Loan B [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 450,000
Debt Instrument, Periodic Payment, Total	$ 186,700
Subsequent Event [Member] | RSG Options [Member]
Business Combination Exchange Of Options Of Acquired Entity For Options Of Acquiree | shares	862,400
Roofing Supply Group [Member]
Business Combination, Consideration Transferred			$ 1,100,000
Roofing Supply Group [Member] | Subsequent Event [Member]
Payments to Acquire Businesses, Gross	$ 285,500
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	9,040
Business Combination, Consideration Transferred, Liabilities Incurred	$ 601,800